Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,686,000.00
Total Fee Amount	2,718.64
Total Offset Amount	0.00
Net Fee	$ 2,718.64
Offering Table N/A
Offset Table N/A	N/A